2. Basis of Presentation and Measurement and Consolidation	3 Months Ended
Mar. 31, 2017
Notes
2. Basis of Presentation and Measurement and Consolidation

2. BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated.

Liquidity and Basis of Presentation

The Company is in development mode, operating a research and development program in order to develop, obtain regulatory approval for, and commercialize its proposed products. The Company has incurred recurring losses from operations, and as at March 31, 2017, has an accumulated deficit of $18,307,215 and a working capital deficiency of $4,417,816. Management anticipates the Company will attain profitable status and improve its liquidity through continued business development and after additional debt or equity investment in the Company. As disclosed in Notes 5, 7 and 11 to these consolidated financial statements, the Company has developed and continues to pursue sources of funding, including but not limited to the following, that management believes are sufficient to support the Company’s operating plan and alleviate any substantial doubt as to its ability to meet its obligations at least for one year from the date these consolidated financial statements are issued.

  Issuance of shares under private placements during the three months ended March 31, 2017 amounting to $1,237,923, net of issuance costs;
  Proceeds from issuance of convertible debentures during the three months ended March 31, 2017 amounting to $225,000, net of issuance costs; and
  Issuance of shares under private placements subsequent to March 31, 2017 amounting to $1,722,775, net of issuance costs

The Company’s operating plan is predicated on a variety of assumptions including, but not limited to, the level of product demand, cost estimates, its ability to continue to raise additional debt and equity financing and the state of the general economic environment in which the Company operates.  There can be no assurance that these assumptions will prove to be accurate in all material respects, or that the Company will be able to successfully execute its operating plan. In the absence of additional financing, the Company may have to modify its operating plan to slow down the pace for development and commercialization of its proposed products.